Commitments and Contingencies, detail (Details) (USD $) In Thousands, unless otherwise specified	Dec. 31, 2012
Fixed non-cancellable revenues under time charter contracts [Abstract]
Year 1	$ 127,428
Year 2	70,948
Year 3	22,495
Year 4	1,110
Total	$ 221,981